Related Party Transactions	12 Months Ended
Dec. 31, 2014
Vaporin Inc [Member]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company purchases most of its products from Direct Source China, LLC. , an entity controlled by Gregory Brauser, our Chief Operating Officer. This entity purchases the products directly from the manufacturers in China and charges the Company an 8% premium. The Company paid Direct Source net of all credits approximately $509,000 for products for the twelve months ended December 31, 2014.

Note Payable – Related Party – See Note 9

During the year ended December 31, 2014, the Company paid total of $24,500 in consulting fees to related parties.

The Company purchases most of its products from Direct Source China, LLC. , an entity controlled by Gregory Brauser, our Chief Operating Officer. This entity purchases the products directly from the manufacturers in China and charges the Company an 8% premium. The Company paid Direct Source net of all credits approximately $509,000 for products for the twelve months ended December 31, 2014.